UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21470
Eaton Vance Tax-Advantaged Global Dividend Income Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip Code)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End	December 31
Date of Reporting Period	September 30, 2005

Item 1. Schedule of Investments

Eaton Vance Tax-Advantaged Global Dividend Income Fund                                           as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 117.7%

Security	Shares	Value
Beverages — 1.6%
Diageo PLC (1)	2,000,000	$28,866,720
		$28,866,720
Building Materials — 1.2%
Cemex SA de CV ADR	200,000	10,460,000
Stanley Works	250,000	11,670,000
		$22,130,000
Chemicals — 3.4%
Dow Chemical Co.	700,000	29,169,000
Ecolab, Inc.	300,000	9,579,000
Lyondell Chemical Co.	750,000	21,465,000
		$60,213,000
Coal — 1.8%
Fording Canadian Coal Trust (1)	750,000	31,927,500
		$31,927,500
Commercial Banks — 12.5%
Bank of America Corp.	600,000	25,260,000
Bank of Nova Scotia (1)	1,150,000	43,010,000
BNP Paribas SA (1)	200,000	15,266,330
HBOS PLC (1)	2,000,000	30,247,757
HSBC Holdings PLC (1)	1,000,000	16,237,879
National City Corp.	600,000	20,064,000
Royal Bank of Canada (1)	200,000	14,600,000
Societe Generale (1)	300,000	34,383,743
Wells Fargo & Co.	350,000	20,499,500
		$219,569,209
Computers — 2.3%
International Business Machines Corp.	500,000	40,110,000
		$40,110,000
Consumer Discretionary — 1.6%
Compagnie Financiere Richemont AG, Class A (1)	700,000	27,924,686
		$27,924,686
Distributors — 1.0%
Genuine Parts Co.	400,000	17,160,000
		$17,160,000
Diversified Telecommunication Services — 12.3%
Alltel Corp.	100,000	6,511,000
BCE, Inc. (1)	1,400,000	38,416,000
BellSouth Corp.	600,000	15,780,000
BT Group PLC (1)	14,000,000	55,080,246

PanAmSat Holding Corp.	438,009	$10,599,818
SBC Communications, Inc.	600,000	14,382,000
Sprint Corp. (FON Group)	300,000	7,134,000
Telecom Corporation of New Zealand Ltd. (1)	6,000,000	25,080,385
Telstra Corp. Ltd. (1)	5,535,326	17,124,902
Verizon Communications, Inc.	800,000	26,152,000
		$216,260,351
Electrical Equipment — 1.4%
Emerson Electric Co.	350,000	25,130,000
		$25,130,000
Electrical/Electronic Manufacturer — 0.9%
Cooper Industries Ltd., Class A (1)	225,000	15,556,500
		$15,556,500
Engineering and Construction — 0.4%
Bouygues SA (1)	150,000	6,992,352
		$6,992,352
Financial Services — 1.1%
Countrywide Financial Corp.	600,000	19,788,000
		$19,788,000
Food Products — 0.8%
Unilever NV (1)	200,000	14,290,000
		$14,290,000
Healthcare Products — 1.1%
Bristol-Myers Squibb Co.	800,000	19,248,000
		$19,248,000
Industrial Conglomerates — 0.8%
General Electric Co.	400,000	13,468,000
		$13,468,000
Insurance — 1.8%
Prudential Financial, Inc.	465,000	31,415,400
		$31,415,400
Lodging and Gaming — 1.5%
Harrah’s Entertainment, Inc.	400,000	26,076,000
		$26,076,000
Machinery — 1.7%
Caterpillar, Inc.	500,000	29,375,000
		$29,375,000
Metals-Gold — 1.0%
Freeport-McMoRan Copper & Gold, Inc., Class B	350,000	17,006,500
		$17,006,500

Metals-Steel — 1.9%
BlueScope Steel Ltd. (1)	4,500,000	$32,911,735
		$32,911,735
Metals and Mining — 0.6%
Southern Peru Copper Corp.	200,000	11,192,000
		$11,192,000
Multimedia — 0.4%
Clear Channel Communications, Inc.	200,000	6,578,000
		$6,578,000
Oil and Gas — 19.1%
BP PLC ADR	800,000	56,680,000
Chevron Corp.	650,000	42,074,500
ENI SPA (1)	1,780,000	52,967,481
GlobalSantaFe Corp.	200,000	9,124,000
Kerr-McGee Corp.	149,305	14,499,008
Marathon Oil Corp.	650,000	44,804,500
Neste Oil Oyj (1)	187,500	6,943,137
Statoil ASA (1)	2,200,000	54,521,772
Total SA ADR	400,000	54,328,000
		$335,942,398
Pharmaceuticals — 6.0%
AstraZeneca PLC (1)	400,000	18,743,936
GlaxoSmithKline PLC (1)	1,500,000	38,378,684
Wyeth Corp.	1,050,000	48,583,500
		$105,706,120
REITS — 5.9%
AvalonBay Communities, Inc.	200,000	17,140,000
Boston Properties, Inc.	200,000	14,180,000
Developers Diversified Realty Corp.	375,000	17,512,500
Equity Residential Properties Trust	260,000	9,841,000
Rayonier, Inc.	200,000	11,524,000
Simon Property Group, Inc.	260,000	19,271,200
SL Green Realty Corp.	200,000	13,636,000
		$103,104,700
Restaurants — 0.8%
McDonald’s Corp.	400,000	13,396,000
		$13,396,000
Tobacco — 3.6%
Altria Group, Inc.	850,000	62,653,500
		$62,653,500

Utilities-Electrical — 14.6%
American Electric Power Co., Inc.	450,000	$17,865,000
Edison International	650,000	30,732,000
Enel SPA (1)	5,204,200	44,901,024
FPL Group, Inc.	700,000	33,320,000
RWE AG (1)	650,000	43,176,297
Scottish and Southern Energy PLC (1)	2,500,000	45,578,411
Scottish Power PLC (1)	2,300,000	23,235,979
Southern Co.	500,000	17,880,000
		$256,688,711
Utilities-Electrical and Gas — 9.2%
Ameren Corp.	268,000	14,335,320
DTE Energy Co.	645,800	29,616,388
E. ON AG (1)	500,000	46,125,757
Entergy Corp.	500,000	37,160,000
Exelon Corp.	660,000	35,270,400
		$162,507,865
Utilities-Water — 2.9%
United Utilities PLC (1)	1,471,400	17,019,119
Veolia Environment (1)	813,234	34,490,282
		$51,509,401
Wireless Telecommunication Services — 2.5%
Vodafone Group PLC ADR	1,700,000	44,149,000
		$44,149,000
Total Common Stocks (identified cost $1,714,597,189)		$2,068,846,648

Preferred Stocks — 24.8%

Security	Shares	Value
Commercial Banks — 13.7%
Abbey National PLC, 7.375% (1)	395,000	$10,293,700
ABN AMRO Capital Funding Trust VII, 6.08%	305,000	7,603,650
ABN AMRO North America Capital Funding Trust, 6.968% (2)(3)	3,300	3,535,125
Banco Santander, 6.41% (1)	908,600	23,441,880
Barclays Bank PLC, 8.55% (1)(2)(3)(4)	218,600	26,196,958
BNP Paribas Capital Trust, 9.003% (1)(2)(3)(4)	150,000	18,000,795
CA Preferred Fund Trust II, 7.00% (1)(4)	50,000	5,245,210
CA Preferred Fund Trust, 7.00% (1)(4)	250,000	26,100,275
Den Norske Bank, 7.729% (1)(2)(3)(4)	50,000	5,741,620
First Tennessee Bank, 5.15% (2)(3)	11,000	11,006,187
HSBC Capital Funding LP, 9.547% (1)(2)(3)(4)	210,000	25,433,289
Lloyds TSB Bank PLC, 6.90% (1)(4)	220,000	22,858,462

Nordbanken AB, 8.95% (1)(2)(3)(4)	15,700	$1,848,760
Royal Bank of Scotland Group PLC, 9.118% (1)(4)	235,750	28,509,153
UBS Preferred Funding Trust I, 8.622% (1)(2)(4)	150,000	18,037,845
UBS Preferred Funding Trust III, 7.25% (1)	253,500	6,499,740
		$240,352,649
Financial Services — 3.3%
BBVA Preferred Capital Ltd., 7.75% (1)	372,500	9,524,825
Federal Home Loan Mortgage Corp., Series F, 5.00%	150,000	6,375,000
Federal Home Loan Mortgage Corp., Series M, 3.93% (2)	100,000	4,225,000
Federal National Mortgage Association, Series I, 5.375%	100,000	4,440,000
Federal National Mortgage Association, Series M, 4.75%	100,000	3,985,000
Federal National Mortgage Association, Series O, 7.00% (2)	115,000	6,332,188
Prudential PLC, 6.50% (1)(4)	230,000	23,406,203
		$58,288,216
Food Products — 1.3%
Dairy Farmers of America, 7.875% (3)	222,480	22,252,450
		$22,252,450
Insurance — 6.5%
Ace Ltd., 7.80% (1)	655,700	17,277,695
Aegon NV, 6.375% (1)	400,000	10,196,000
AXA, 7.10% (1)(4)	225,000	23,436,923
ING Capital Funding Trust III, 8.439% (1)(2)(4)	170,000	19,945,556
ING Groep NV, 6.125% (1)	225,000	5,653,125
ING Groep NV, 7.20% (1)	330,000	8,616,300
MetLife, Inc., 4.87% (2)	240,000	6,117,600
RenaissanceRe Holdings Ltd., 6.08% (1)	441,000	9,900,450
XL Capital Ltd., Series A, 8.00% (1)	50,000	1,305,000
Zurich Regcaps Fund Trust VI, 4.50% (1)(2)(3)	12,500	12,437,500
		$114,886,149
Total Preferred Stocks (identified cost $443,011,365)		$435,779,464

Short-Term Investments — 0.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 3.90%, 10/3/05	$2,339	$2,339,000
UBS Finance LLC, Commercial Paper, 3.86%, 10/3/05	12,534	12,531,312
Total Short-Term Investments (at amortized cost, $14,870,312)		$14,870,312
Total Investments — 143.3% (identified cost $2,172,478,866)		$2,519,496,424
Other Assets, Less Liabilities — (0.6)%		$(11,528,784)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (42.7)%		$(749,922,083)
Net Assets — 100.0%		$1,758,045,557

ADR	—	American Depository Receipt
(1)		Foreign security.
(2)		Variable rate security. The stated interest rate represents the rate in effect at September 30, 2005.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate value of the securities is $126,452,684 or 7.2% of the Fund’s net assets.

(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Country Concentration of Portfolio

	Percentage of
Country	Total Investments	Value
United States	44.15%	$1,112,369,896
United Kingdom	20.28%	510,915,496
France	8.66%	218,243,911
Canada	5.08%	127,953,500
Italy	3.88%	97,868,504
Germany	3.54%	89,302,054
Netherlands	2.63%	66,304,631
Switzerland	2.58%	64,899,771
Norway	2.39%	60,263,392
Australia	1.98%	50,036,637
Bermuda	1.75%	44,039,645
Spain	1.31%	32,966,705
New Zealand	1.00%	25,080,385
Mexico	0.42%	10,460,000
Finland	0.28%	6,943,137
Sweden	0.07%	1,848,760
	100.00%	$2,519,496,424

The Fund did not have any open financial instruments at September 30, 2005.

The cost and unrealized appreciation (depreciation) in value of investments owned by the Fund at September 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$2,172,478,866
Gross unrealized appreciation	$369,628,750
Gross unrealized depreciation	(22,611,192)
Net unrealized appreciation	$347,017,558

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Income Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	November 28, 2005

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	November 28, 2005